Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information
Revenue		$ 132,794		$ 138,726		$ 85,828
Operating expenses		140,496		142,423		97,148
Gain on sales of intangible assets		6,296		9,421		6,772
Income (loss) from operations		(17,243)		5,724		(4,548)
Less reconciling items:
Stock based compensation		15,696		15,143		10,832
Impairment of goodwill		15,837
Amortization of intangible assets from acquisitions		4,728	[1]	5,455	[1]	2,729	[1]
Acquisition and separation related costs	132	753		1,890
Income (loss) from continuing operations before provision for income taxes		(17,692)		5,266		(4,419)
Reportable Segment
Segment Reporting Information
Revenue		132,794		138,726		85,828
Operating expenses		119,377		120,010		83,720
Gain on sales of intangible assets		6,296		9,421		6,772
Income (loss) from operations		19,713		28,137		8,880
Less reconciling items:
Stock based compensation		15,638		15,068		10,699
Impairment of goodwill		15,837
Amortization of intangible assets from acquisitions		4,728		5,455		2,729
Acquisition and separation related costs		753		1,890
Interest expense and other, net		449		458		(129)
Income (loss) from continuing operations before provision for income taxes		(17,692)		5,266		(4,419)
Reportable Segment | Call Driven
Segment Reporting Information
Revenue		111,886		101,830		46,961
Operating expenses		106,795		97,270		58,884
Income (loss) from operations		5,091		4,560		(11,923)
Reportable Segment | Archeo
Segment Reporting Information
Revenue		20,908		36,896		38,867
Operating expenses		12,582		22,740		24,836
Gain on sales of intangible assets		6,296		9,421		6,772
Income (loss) from operations		$ 14,622		$ 23,577		$ 20,803

[1]	Components of amortization of intangible assets from acquisitions: Service costs $ 2,729 $ 4,515 $ 3,484 Sales and marketing - 897 1,228 General and administrative - 43 16 Total $ 2,729 $ 5,455 $ 4,728